                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999
                                              ------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                 -----
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:     Waslic Company II
     -----------------------------------------------
Address:  802 West Street
        --------------------------------------------
          Wilmington, DE 19801
        --------------------------------------------

        --------------------------------------------

Form 13F File Number: 28-04795
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Daniel F. Lindley
     -----------------------------------------------
Title: President
      ----------------------------------------------
Phone: (302) 571-5550
      ----------------------------------------------
Signature, Place, and Date of Signing:

DANIEL F. LINDLEY      Wilmington, Delaware         6/2/99
--------------------   ------------------------   -------------
[Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-____________          _____________________________
    [Repeat as necessary.]
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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                          ---------------
Form 13F Information Table Entry Total:      46
                                          ---------------
Form 13F Information Table Value Total:  $1,970,031
                                          ---------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
                                      None
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
-------------------------------------------------------------------------------------------------------
                ITEM 1:                    ITEM 2:           ITEM 3:        ITEM 4:         ITEM 5:
            NAME OF ISSUER              TITLE OF CLASS       CUSIP #      FAIR MARKET       AMOUNT
                                                                             VALUE         AND TYPE
                                                                                         OF SECURITY
                                                                                             "SH"
-------------------------------------------------------------------------------------------------------
WASLIC CO II

ABBOTT LABS INC                          Common Stock       002824100         1,872,500       40,000
ABBEY NATIONAL PLC 8.75%                 Common Stock       002920205         3,927,238      148,900
ADVANCED COMMUNICATIONS GRP              Common Stock       00751B106         1,308,438      265,000
ALLTEL CORP                              Common Stock       020039103         2,495,000       40,000
BANK NEW YORK INC                        Common Stock       064057102        59,296,875    1,650,000
BARCLAYS BK PLC 11.50%                  Preferred Stock     06738C802           258,500        9,400
CINCINNATI BELL INC                      Common Stock       171870108       256,498,275   11,431,678
CINCINNATI FINL CORP                     Common Stock       172062101        49,467,659    1,357,603
CINERGY CORP                             Common Stock       172474108         4,812,500      175,000
CISCO SYSTEMS INC                        Common Stock       17275R102         5,752,031       52,500
COMPAQ COMPUTER CORP                     Common Stock       204493100         3,390,563      107,000
CONECTIV INC                             Common Stock       206829103           523,125       27,000
CONVERGYS CORPORATION                    Common Stock       212485106       212,892,486   12,431,678
DSP GROUP                                Common Stock       23332B106         2,203,125      150,000
DOMINION RES INC VA                      Common Stock       257470104         2,216,250       60,000
FIFTH THIRD BANCORP                      Common Stock       316773100       826,032,031   12,527,500
FIRSTAR CORP                             Common Stock       33763V109       427,096,506    4,772,028
FRONTIER CORP                            Common Stock       35906P105         7,003,125      135,000
GENERAL ELECTRIC CO                      Common Stock       369604103         4,978,125       45,000
HUNTINGTON BANCSHARES                    Common Stock       446150104         1,871,719       60,500
IDACORP INC                              Common Stock       451107106         1,177,500       40,000
INTEL CORP                               Common Stock       458140100         5,349,375       45,000
INTERSTATE ENERGY CORP                   Common Stock       460845100         6,480,419      243,396
JOHNSON & JOHNSON                        Common Stock       478160104         3,740,000       40,000
MIDLAND BANK PLC 8.875% SER A            Common Stock       597433309         3,090,000      120,000
MIDWEST BANC HOLDINGS INC                Common Stock       598251106         1,617,494      100,700
MOBIL CORP                               Common Stock       607059102         4,400,000       50,000
NIPSCO INDUSTRIES                        Common Stock       629140104         1,890,000       70,000
NORTH FORK BANCORP                       Common Stock       659424105         2,535,000      120,000
NORTHWESTERN CORP                        Common Stock       668074107         6,870,844      264,900
OHIO CASUALTY CORP                       Common Stock       677240103        17,257,500      442,500
PACIFIC GATEWAY EXCHANGE INC             Common Stock       694327107         4,231,406      127,500
PEOPLES HERITAGE FINL GROUP              Common Stock       711147108         4,365,000      242,500
PEPSICO INC                              Common Stock       713448108         3,252,563       83,000
PINNACLE HOLDINGS INC.                   Common Stock       72346N101         1,023,963       67,700
ROYAL BANK OF SCOTLAND 9.125% SER        Common Stock       780097606         1,346,875       50,000
ROYAL BANK OF SCOTLAND 8.5%              Common Stock       780097804         3,455,765      129,794
ST PAUL BANCORP INC                      Common Stock       792848103         3,356,740      155,001
SOUTHERN CO                              Common Stock       842587107         3,496,875      150,000
SYSCO CORP                               Common Stock       871829107         3,157,500      120,000
TENNECO INC NEW                          Common Stock       88037E101         2,095,313       75,000
THOMAS & BETTS CORP                      Common Stock       884315102         1,126,875       30,000
UGI CORP                                 Common Stock       902681105           851,063       51,000
WPS RESOURCES CORP                       Common Stock       92931B106           649,000       22,000
WILLIAMS CO INC                          Common Stock       969457100         6,399,000      162,000
WILMINGTON TR CORP                       Common Stock       971807102         2,919,088       51,100

TOTAL                                                                  1,970,031,225.59   48,538,878
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

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                                                 ITEM 6:                                                    ITEM 8:
                                         INVESTMENT DISCRETION                                         VOTING AUTHORITY
                ITEM 1:                --------------------------                               ------------------------------
            NAME OF ISSUER             (a)SOLE       (b) SHARED                    ITEM 7:                (shares)
                                                     AS DEFINED     (c) SHARED    MANAGERS     (a)SOLE   (b) SHARE    (c) NONE
                                                    IN INSTR. V        OTHER     SEE INSTR. V
------------------------------------------------------------------------------------------------------------------------------
WASLIC CO II

ABBOTT LABS INC                            X                                                    40,000
ABBEY NATIONAL PLC 8.75%                   X                                                   148,900
ADVANCED COMMUNICATIONS GRP                X                                                   265,000
ALLTEL CORP                                X                                                    40,000
BANK NEW YORK INC                          X                                                 1,650,000
BARCLAYS BK PLC 11.50%                     X                                                     9,400
CINCINNATI BELL INC                        X                                                11,431,678
CINCINNATI FINL CORP                       X                                                 1,357,603
CINERGY CORP                               X                                                   175,000
CISCO SYSTEMS INC                          X                                                    52,500
COMPAQ COMPUTER CORP                       X                                                   107,000
CONECTIV INC                               X                                                    27,000
CONVERGYS CORPORATION                      X                                                12,431,678
DSP GROUP                                  X                                                   150,000
DOMINION RES INC VA                        X                                                    60,000
FIFTH THIRD BANCORP                        X                                                12,527,500
FIRSTAR CORP                               X                                                 4,772,028
FRONTIER CORP                              X                                                   135,000
GENERAL ELECTRIC CO                        X                                                    45,000
HUNTINGTON BANCSHARES                      X                                                    60,500
IDACORP INC                                X                                                    40,000
INTEL CORP                                 X                                                    45,000
INTERSTATE ENERGY CORP                     X                                                   243,396
JOHNSON & JOHNSON                          X                                                    40,000
MIDLAND BANK PLC 8.875% SER A              X                                                   120,000
MIDWEST BANC HOLDINGS INC                  X                                                   100,700
MOBIL CORP                                 X                                                    50,000
NIPSCO INDUSTRIES                          X                                                    70,000
NORTH FORK BANCORP                         X                                                   120,000
NORTHWESTERN CORP                          X                                                   264,900
OHIO CASUALTY CORP                         X                                                   442,500
PACIFIC GATEWAY EXCHANGE INC               X                                                   127,500
PEOPLES HERITAGE FINL GROUP                X                                                   242,500
PEPSICO INC                                X                                                    83,000
PINNACLE HOLDINGS INC.                     X                                                    67,700
ROYAL BANK OF SCOTLAND 9.125% SER          X                                                    50,000
ROYAL BANK OF SCOTLAND 8.5%                X                                                   129,794
ST PAUL BANCORP INC                        X                                                   155,001
SOUTHERN CO                                X                                                   150,000
SYSCO CORP                                 X                                                   120,000
TENNECO INC NEW                            X                                                    75,000
THOMAS & BETTS CORP                        X                                                    30,000
UGI CORP                                   X                                                    51,000
WPS RESOURCES CORP                         X                                                    22,000
WILLIAMS CO INC                            X                                                   162,000
WILMINGTON TR CORP                         X                                                    51,100

TOTAL                                                                                       48,538,878
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